Prospectus Supplement dated September 27, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, C, R, Y and Institutional shares of the Fund listed below:
Invesco Alternative Opportunities Fund
The following supersedes and replaces in its entirety the information in the prospectus supplement dated September 20, 2010.
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco Alternative Opportunities Fund (the “Fund”). In order to effect such liquidation, the Fund will close to all investments on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

Prospectus Supplement dated September 27, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco FX Alpha Plus Strategy Fund
The following supersedes and replaces in its entirety the information in the prospectus supplement dated September 20, 2010.
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco FX Alpha Plus Strategy Fund (the “Fund”). In order to effect such liquidation, the Fund will close to all investments on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

Prospectus Supplement dated September 27, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco FX Alpha Strategy Fund
The following supersedes and replaces in its entirety the information in the prospectus supplement dated September 20, 2010.
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco FX Alpha Strategy Fund (the “Fund”). In order to effect such liquidation, the Fund will close to all investments on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

Prospectus Supplement dated September 27, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Global Bond Fund
The following supersedes and replaces in its entirety the information in the prospectus supplement dated September 20, 2010.
On September 15, 2010, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of Invesco Van Kampen Global Bond Fund (the “Fund”). In order to effect such liquidation, the Fund will close to all investments on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Fund.
The Fund will begin to wind-up its business and affairs, and convert its assets to cash or cash equivalents on or about October 11, 2010 (the “Effective Date”). Accordingly, the Fund will not be managed to meet its stated investment objective following the Effective Date. The Fund will be liquidated on or about October 29, 2010 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.